Notes to the consolidated financial statements - Cost of sales (Details) - Cost of sales - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (14,897)	€ (2,171)
Materials	(13,945)	(1,380)
Third-party services	(130,795)	(2,432)
Maintenance and lease	(3,227)	(752)
Amortization and depreciation	(2,944)	(250)
Other	(2,369)	(64)
Total	(168,177)	€ (7,049)
Increase in cost of sales	€ 161,128